Segmented Financial Information - Information By Reportable Segment (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue, net of royalties
Petroleum and natural gas sales	CAD 1,091,534	CAD 780,095
Royalties	(241,892)	(178,116)
Revenue, net of royalties	849,642	601,979
Expenses
Operating	269,283	240,705
Transportation	33,985	28,257
Blending	51,012	9,622
General and administrative	47,389	50,866
Exploration and evaluation	8,253	5,976
Depletion and depreciation (notes 7 and 8)	481,929	508,309
Impairment	0	423,176
Share-based compensation (note 13)	15,509	13,882
Financing and interest	113,638	114,199
Financial derivatives loss (gain)	(5,177)	43,207
Foreign exchange loss	(87,060)	(42,678)
Disposition of oil and gas properties (gain) loss	(12,081)	(43,907)
Other	2,216	8,152
Expenses	918,896	1,359,766
Net loss before income taxes	(69,254)	(757,787)
Income tax (recovery) expense
Current income tax recovery	(1,085)	(8,042)
Deferred income tax recovery	(155,343)	(264,561)
Income tax (recovery) expense	(156,428)	(272,603)
Net income (loss) attributable to shareholders	87,174	(485,184)
Total oil and natural gas capital expenditures	386,123	161,663
Operating segments | Canada
Revenue, net of royalties
Petroleum and natural gas sales	470,239	299,632
Royalties	(58,672)	(37,720)
Revenue, net of royalties	411,567	261,912
Expenses
Operating	181,995	142,242
Transportation	33,985	28,257
Blending	51,012	9,622
General and administrative	0	0
Exploration and evaluation	8,253	5,976
Depletion and depreciation (notes 7 and 8)	199,149	210,778
Impairment	0	256,559
Share-based compensation (note 13)	0	0
Financing and interest	0	0
Financial derivatives loss (gain)	0	0
Foreign exchange loss	0	0
Disposition of oil and gas properties (gain) loss	(12,048)	(3,883)
Other	0	0
Expenses	462,346	649,551
Net loss before income taxes	(50,779)	(387,639)
Income tax (recovery) expense
Current income tax recovery	0	(6,577)
Deferred income tax recovery	622	(99,215)
Income tax (recovery) expense	622	(105,792)
Net income (loss) attributable to shareholders	(51,401)	(281,847)
Total oil and natural gas capital expenditures	173,131	16,990
Operating segments | U.S.
Revenue, net of royalties
Petroleum and natural gas sales	621,295	480,463
Royalties	(183,220)	(140,396)
Revenue, net of royalties	438,075	340,067
Expenses
Operating	87,288	98,463
Transportation	0	0
Blending	0	0
General and administrative	0	0
Exploration and evaluation	0	0
Depletion and depreciation (notes 7 and 8)	280,933	293,231
Impairment	0	166,617
Share-based compensation (note 13)	0	0
Financing and interest	0	0
Financial derivatives loss (gain)	0	0
Foreign exchange loss	0	0
Disposition of oil and gas properties (gain) loss	(33)	(40,024)
Other	0	0
Expenses	368,188	518,287
Net loss before income taxes	69,887	(178,220)
Income tax (recovery) expense
Current income tax recovery	(1,085)	(1,156)
Deferred income tax recovery	(118,163)	(112,907)
Income tax (recovery) expense	(119,248)	(114,063)
Net income (loss) attributable to shareholders	189,135	(64,157)
Total oil and natural gas capital expenditures	212,992	144,673
Corporate
Revenue, net of royalties
Petroleum and natural gas sales	0	0
Royalties	0	0
Revenue, net of royalties	0	0
Expenses
Operating	0	0
Transportation	0	0
Blending	0	0
General and administrative	47,389	50,866
Exploration and evaluation	0	0
Depletion and depreciation (notes 7 and 8)	1,847	4,299
Impairment	0	0
Share-based compensation (note 13)	15,509	13,882
Financing and interest	113,638	114,199
Financial derivatives loss (gain)	(5,177)	43,207
Foreign exchange loss	(87,060)	(42,678)
Disposition of oil and gas properties (gain) loss	0	0
Other	2,216	8,152
Expenses	88,362	191,927
Net loss before income taxes	(88,362)	(191,927)
Income tax (recovery) expense
Current income tax recovery	0	(309)
Deferred income tax recovery	(37,802)	(52,439)
Income tax (recovery) expense	(37,802)	(52,748)
Net income (loss) attributable to shareholders	(50,560)	(139,179)
Total oil and natural gas capital expenditures	CAD 0	CAD 0